EQUITY (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2019	Aug. 31, 2018
Equity [Abstract]
Summary of activity warrants outstanding
		Weighted	Weighted
	Number of	Average	Average
	shares	Exercise Price	Life (years)
Outstanding, August 31, 2018	3,962,293	$1.30	4.23
Granted	1,677,196	1.75	5
Forfeited	-	-	-
Exercised	-	-	-
Outstanding, February 28, 2019	5,639,489	$1.43	4.04

Summary of stock option activity
Options Outstanding
	Number of	Weighted Average	Fair Value
	Options	Exercise Price	on Grant Date
Outstanding, August 31, 2018	400,000	$1.35	$536,688
Granted	-	-	-
Exercised	-	-	-
Forfeited/canceled	-	-	-
Outstanding, February 28, 2019	400,000	$1.35	$536,688

Summary of exercisable stock options outstanding
Options Outstanding			Options Exercisable
	Weighted Average Remaining	Weighted Average		Weighted Average
Number of Options	Contractual life (in years)	Exercise Price	Number of Shares	Exercise Price
400,000	9.47	$1.35	108,560	$1.35

Schedule of assumptions to value the stock options
Name	Number of Shares	Exercise Price	Vesting Commencement Date	Expiration Date	Vesting Schedule
Saoirse O’Sullivan	100,000	$1.35	August 17, 2018	August 17, 2028	(1)
R. Martin Emanuele, Ph.D.	100,000	$1.35	August 17, 2018	August 17, 2028	(1)
Andy Yates, Ph.D.	100,000	$1.35	August 17, 2018	August 17, 2028	(1)
Steven D. Reich, M.D.	100,000	$1.35	April 1, 2018	August 17, 2028	(2)
Total option grants:	400,000

_______________

(1)

Twenty-five percent (25%) of the Shares subject to the Option shall vest on the Vesting Commencement Date, and one forty-eighth (1/48th) of the Shares subject to the Option shall vest each month thereafter on the same day of the month as the Vesting Commencement Date.

(2)

The number of Shares that will vest upon the first day following the end of such Vesting Period (a “Vesting Date”) will equal (i) the lesser of (a) the number of hours that the Company’s Chief Executive Officer certifies Participant provided the Services during such Vesting Period or (b) 60, multiplied by (ii) a number of Shares equal to 350 divided by the exercise price per Share of the option. “Vesting Period” means each three-month period during the term of the consulting agreement, beginning on the Vesting Commencement Date.